Consolidated Statements of Stockholders' Equity (USD $) In Thousands, except Share data	Total	Convertible Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income (loss)	Accumulated Deficit
Balance at Dec. 31, 2009	$ 25,423	$ 1,738	$ 472	$ 70,393	$ 1	$ (47,181)
Balance (in shares) at Dec. 31, 2009		17,383,535	4,726,723
Issuance of preferred stock, net of issuance costs (in shares)		1,593,971
Issuance of preferred stock, net of issuance costs	17,486	160		17,326
Exercise of preferred stock warrants (in shares)		283,223
Exercise of preferred stock warrants	996	28		968
Exercise of common stock options (in shares)			166,964
Exercise of common stock options	161		17	144
Stock-based compensation	550			550
Total comprehensive income (loss)	(5,959)					(5,959)
Balance at Dec. 31, 2010	38,657	1,926	489	89,381	1	(53,140)
Balance (in shares) at Dec. 31, 2010		19,260,729	4,893,687
Issuance of preferred stock, net of issuance costs (in shares)		2,183,522
Issuance of preferred stock, net of issuance costs	24,982	218		24,764
Exercise of common stock options (in shares)			118,116
Exercise of common stock options	156		12	144
Exercise of common stock warrants (in shares)			15,446
Exercise of common stock warrants	3		2	1
Settlement of common stock warrants	(3)			(3)
Stock-based compensation	949			949
Total comprehensive income (loss)	(4,383)				(11)	(4,372)
Balance at Dec. 31, 2011	60,361	2,144	503	115,236	(10)	(57,512)
Balance (in shares) at Dec. 31, 2011		21,444,251	5,027,249
Issuance costs for preferred stock	(6)			(6)
Exercise of common stock options (in shares)	56,367		56,367
Exercise of common stock options	146		5	141
Stock-based compensation	2,445			2,445
Issuance of common stock warrants	219			219
Total comprehensive income (loss)	(5,845)				9	(5,854)
Balance at Dec. 31, 2012	$ 57,320	$ 2,144	$ 508	$ 118,035	$ (1)	$ (63,366)
Balance (in shares) at Dec. 31, 2012		21,444,251	5,083,616